UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report
to Shareholders

Deutsche S&P 500 Index Fund

Contents

Deutsche S&P 500
Index Fund

3 Letter to Shareholders

4 Performance Summary

6 Portfolio Manager

6 Portfolio Summary

8 Statement of Assets and Liabilities

9 Statement of Operations

11 Statement of Changes in Net Assets

12 Financial Highlights

15 Notes to Financial Statements

21 Information About Your Fund's Expenses

Deutsche Equity 500 Index Portfolio

24 Investment Portfolio

41 Statement of Assets and Liabilities

42 Statement of Operations

43 Statement of Changes in Net Assets

44 Financial Highlights

45 Notes to Financial Statements

52 Advisory Agreement Board Considerations and Fee Evaluation

57 Account Management Resources

59 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Seven years into our economic recovery, you might be wondering "where’s the proof?" The strong U.S. dollar and sluggish growth have hampered exports and manufacturing. Low oil prices are raising concerns about the energy sector. A steep sell-off in the first quarter, plus a contentious U.S. election campaign and ongoing geopolitical issues, have led many to question what lies ahead.

Our analysts see a case for continued, albeit modest, growth in the U.S. economy. Households have reduced debt and are seeing gains in real income thanks to improving labor markets and lower energy prices. Businesses remain reasonably well positioned financially, with an added boost to purchasing power from lower energy prices. Lastly, while the Federal Reserve Board has initiated the process of raising short-term interest rates, we are confident that "low and slow" will continue to be the watchwords for a while.

The later stages of an economic recovery tend to bring increased volatility and more challenges to achieving positive investment returns. We believe that active management — careful sector allocation and security selection driven by deep research — can make a difference in this environment.

In the end, it is important to remember the core reason for investing: long- term goals and a desire for growth tempered by reasonable risk management. We appreciate your trust and welcome the opportunity to put our resources, experience and expertise to work in helping you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Please note: Deutsche Asset & Wealth Management is now two distinct businesses: Deutsche Asset Management and Deutsche Bank Wealth Management. As a result, our key service providers were renamed Deutsche AM Service Company; Deutsche AM Distributors, Inc. and Deutsche AM Trust Company, effective May 9, 2016.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary June 30, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
Unadjusted for Sales Charge	3.47%	3.40%	11.38%	6.76%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–1.19%	–1.25%	10.36%	6.27%
S&P 500® Index†	3.84%	3.99%	12.10%	7.42%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
Unadjusted for Sales Charge	3.13%	2.68%	10.61%	6.00%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.13%	2.68%	10.61%	6.00%
S&P 500® Index†	3.84%	3.99%	12.10%	7.42%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
No Sales Charges	3.62%	3.67%	11.71%	7.07%
S&P 500® Index†	3.84%	3.99%	12.10%	7.42%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.64%, 1.32% and 0.34% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche S&P 500 Index Fund — Class A ■ S&P 500 Index†

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
6/30/16	$ 25.87	$ 25.82	$ 25.92
12/31/15	$ 25.20	$ 25.15	$ 25.25
Distribution Information as of 6/30/16
Income Dividends, Six Months	$ .16	$ .07	$ .20
Capital Gain Distributions, Six Months	$ .04	$ .04	$ .04

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2016 (18.4% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	2.8%
2. Alphabet, Inc. Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications	2.2%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	2.2%
4. Exxon Mobil Corp. Explorer and producer of oil and gas	2.1%
5. Johnson & Johnson Provider of health care products	1.8%
6. General Electric Co. Diversified technology, media and financial services company	1.5%
7. Amazon.com, Inc. Online retailer that offers a wide range of products	1.5%
8. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.5%
9. AT&T, Inc. Provider of communications services	1.4%
10. Facebook, Inc. Operates a social networking Web site	1.4%

Portfolio holdings and characteristics are subject to change.

Deutsche S&P 500 Index Fund (the "Fund") is a feeder fund that invests substantially all of its assets in a "master portfolio," the Deutsche Equity 500 Index Portfolio (the "Portfolio"), and owns a pro rata interest in the Portfolio's net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2016 are based on the holdings of Deutsche Equity 500 Index Portfolio. The above is based on the holdings of Deutsche Equity 500 Index Portfolio.

For more complete details about the fund's investment portfolio, see page 24. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 57 for contact information.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investment in the Deutsche Equity 500 Index Portfolio, at value	$ 895,212,131
Receivable for Fund shares sold	1,295,015
Other assets	33,718
Total assets	896,540,864
Liabilities
Payable for Fund shares redeemed	5,320,513
Accrued Trustees' fees	1,312
Other accrued expenses and payables	627,969
Total liabilities	5,949,794
Net assets, at value	$ 890,591,070
Net Assets Consist of
Undistributed net investment income	1,534,848
Net unrealized appreciation (depreciation)	285,682,833
Accumulated net realized gain (loss)	20,682,665
Paid-in capital	582,690,724
Net assets, at value	$ 890,591,070
Net Asset Value
Class A Net Asset Value and redemption price per share ($214,999,799 ÷ 8,311,638 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 25.87
Maximum offering price per share (100 ÷ 95.50 of $25.87)	$ 27.09

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($61,697,328 ÷ 2,389,661 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 25.82
Class S Net Asset Value, offering and redemption price per share ($613,893,943 ÷ 23,684,646 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 25.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income and expenses allocated from Deutsche Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $31,404)	$ 9,756,842
Interest	1,002
Income distributions — Deutsche Central Cash Management Government Fund	25,758
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	48,837
Expenses	(422,487)
Net investment income allocated from Deutsche Equity 500 Index Portfolio	9,409,952
Expenses: Administration fee	431,749
Services to shareholders	574,742
Distribution and service fees	538,008
Professional fees	22,865
Reports to shareholders	30,029
Registration fees	29,228
Trustees' fees and expenses	3,216
Other	6,402
Total expenses before expense reductions	1,636,239
Expense reductions	(8,696)
Total expenses after expense reductions	1,627,543
Net investment income (loss)	7,782,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche Equity 500 Index Portfolio: Investments	20,297,485
Futures	515,760
20,813,245
Change in net unrealized appreciation (depreciation) allocated from Deutsche Equity 500 Index Portfolio on: Investments	2,023,498
Futures	(65,901)
1,957,597
Net gain (loss)	22,770,842
Net increase (decrease) in net assets resulting from operations	$ 30,553,251

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income (loss)	$ 7,782,409	$ 15,071,340
Net realized gain (loss)	20,813,245	41,743,094
Change in net unrealized appreciation (depreciation)	1,957,597	(48,462,750)
Net increase (decrease) in net assets resulting from operations	30,553,251	8,351,684
Distributions to shareholders from: Net investment income: Class A	(1,357,382)	(2,331,864)
Class B	—	(1,664)
Class C	(172,225)	(209,808)
Class S	(4,735,065)	(8,706,056)
Realized gains: Class A	(360,064)	(6,171,077)
Class B	—	(7,461)
Class C	(100,995)	(1,604,958)
Class S	(1,006,712)	(17,528,211)
Total distributions	(7,732,443)	(36,561,099)
Fund share transactions: Proceeds from shares sold	64,405,742	138,575,605
Reinvestment of distributions	7,362,337	35,015,368
Payment for shares redeemed	(95,967,898)	(188,905,365)
Net increase (decrease) in net assets from Fund share transactions	(24,199,819)	(15,314,392)
Increase (decrease) in net assets	(1,379,011)	(43,523,807)
Net assets at beginning of period	891,970,081	935,493,888
Net assets at end of period (including undistributed net investment income of $1,534,848 and $17,111, respectively)	$ 890,591,070	$ 891,970,081

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 25.20	$ 25.99	$ 24.50	$ 18.89	$ 16.67	$ 16.67
Income (loss) from investment operations: Net investment income[a]	.21	.38	.36	.31	.32	.24
Net realized and unrealized gain (loss)	.66	(.17)	2.73	5.59	2.23	.00***
Total from investment operations	.87	.21	3.09	5.90	2.55	.24
Less distributions from: Net investment income	(.16)	(.27)	(.38)	(.29)	(.31)	(.24)
Net realized gains	(.04)	(.73)	(1.22)	—	(.02)	—
Total distributions	(.20)	(1.00)	(1.60)	(.29)	(.33)	(.24)
Net asset value, end of period	$ 25.87	$ 25.20	$ 25.99	$ 24.50	$ 18.89	$ 16.67
Total Return (%)[b]	3.47c**	.82	12.91[c]	31.45	15.29[c]	1.49[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	215	219	233	233	203	110
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.62*	.64	.65	.67	.68	.71
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.61*	.64	.65	.67	.67	.67
Ratio of net investment income (%)	1.67*	1.47	1.40	1.44	1.73	1.43

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 25.15	$ 25.95	$ 24.47	$ 18.86	$ 16.64	$ 16.64
Income (loss) from investment operations: Net investment income[a]	.12	.21	.18	.17	.19	.12
Net realized and unrealized gain (loss)	.66	(.18)	2.73	5.59	2.23	.00***
Total from investment operations	.78	.03	2.91	5.76	2.42	.12
Less distributions from: Net investment income	(.07)	(.10)	(.21)	(.15)	(.18)	(.12)
Net realized gains	(.04)	(.73)	(1.22)	—	(.02)	—
Total distributions	(.11)	(.83)	(1.43)	(.15)	(.20)	(.12)
Net asset value, end of period	$ 25.82	$ 25.15	$ 25.95	$ 24.47	$ 18.86	$ 16.64
Total Return (%)[b]	3.13**	.10	12.13	30.61	14.51	.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	58	51	44	25	12
Ratio of expenses including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	1.31*	1.32	1.33	1.34	1.35	1.40
Ratio of net investment income (%)	.96*	.79	.72	.78	1.06	.70
[a] Based on average shares outstanding during the period. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

Class S	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 25.25	$ 26.05	$ 24.56	$ 18.93	$ 16.70	$ 16.70
Income (loss) from investment operations: Net investment income[a]	.24	.46	.44	.38	.36	.29
Net realized and unrealized gain (loss)	.67	(.18)	2.73	5.61	2.25	.00***
Total from investment operations	.91	.28	3.17	5.99	2.61	.29
Less distributions from: Net investment income	(.20)	(.35)	(.46)	(.36)	(.36)	(.29)
Net realized gains	(.04)	(.73)	(1.22)	—	(.02)	—
Total distributions	(.24)	(1.08)	(1.68)	(.36)	(.38)	(.29)
Net asset value, end of period	$ 25.92	$ 25.25	$ 26.05	$ 24.56	$ 18.93	$ 16.70
Total Return (%)	3.62**	1.09	13.25	31.89	15.65	1.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	614	615	651	602	485	408
Ratio of expenses including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.35*	.34	.34	.36	.38	.39
Ratio of net investment income (%)	1.93*	1.76	1.70	1.76	1.97	1.71
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche S&P 500 Index Fund (the "Fund") is a diversified series of the Deutsche Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche Equity 500 Index Portfolio (the "Portfolio"), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2016, the Fund owned approximately 51% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund's average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2016 through April 30, 2017 (through February 10, 2016 for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.61%
Class B	1.36%
Class C	1.36%
Class S	.36%

For the six months ended June 30, 2016 (through February 10, 2016 for Class B shares), fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 8,617
Class B	79
$ 8,696

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $431,749, of which $73,042 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016 (through February 10, 2016 for Class B shares), the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 100,431	$ 55,514
Class B	71	—
Class C	3,761	1,934
Class S	224,072	117,189
	$ 328,335	$ 174,637

Distribution and Service Agreement. Under the Fund's Class B and C 12b-1 Plans, Deutsche AM Distributors, Inc. ("DDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2016 (through February 10, 2016 for Class B shares), the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2016
Class B	$ 91	$ —
Class C	215,476	37,356
	$ 215,567	$ 37,356

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2016 (through February 10, 2016 for Class B shares), the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2016	Annualized Rate
Class A	$ 250,632	$ 87,250.24%
Class B	25	—	.21%
Class C	71,784	25,121.25%
	$ 322,441	$ 112,371

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended June 30, 2016 aggregated $10,409.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2016, the CDSC for Class C shares aggregated $3,177. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2016, DDI received $3,034 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,100, of which $10,716 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,254,040	$ 30,754,179	2,513,467	$ 65,140,639
Class B	—	—	1,167	28,824
Class C	429,762	10,617,089	674,313	17,459,484
Class S	924,523	23,034,474	2,153,371	55,946,658
		$ 64,405,742		$ 138,575,605
Shares issued to shareholders in reinvestment of distributions
Class A	64,615	$ 1,658,469	326,523	$ 8,310,447
Class B	—	—	290	7,495
Class C	10,226	262,833	69,463	1,760,801
Class S	211,713	5,441,035	977,027	24,936,625
		$ 7,362,337		$ 35,015,368
Shares redeemed
Class A	(1,694,419)	$ (41,938,234)	(3,104,526)	$ (80,466,391)
Class B	(6,697)*	(155,375)*	(38,879)	(1,014,663)
Class C	(361,026)	(8,839,980)	(383,925)	(9,885,699)
Class S	(1,800,035)	(45,034,309)	(3,769,390)	(97,538,612)
		$ (95,967,898)		$ (188,905,365)
Net increase (decrease)
Class A	(375,764)	$ (9,525,586)	(264,536)	$ (7,015,305)
Class B	(6,697)*	(155,375)*	(37,422)	(978,344)
Class C	78,962	2,039,942	359,851	9,334,586
Class S	(663,799)	(16,558,800)	(638,992)	(16,655,329)
		$ (24,199,819)		$ (15,314,392)

* For the period from January 1, 2016 to February 10, 2016 (see Note A).

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return*	Class A	Class C	Class S
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,034.70	$ 1,031.30	$ 1,036.20
Expenses Paid per $1,000**	$ 3.09	$ 6.62	$ 1.77
Hypothetical 5% Fund Return*	Class A	Class C	Class S
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,021.83	$1,018.35	$ 1,023.12
Expenses Paid per $1,000**	$ 3.07	$ 6.57	$ 1.76

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S
Deutsche S&P 500 Index Fund	.61%	1.31%	.35%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Deutsche Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 12.0%
Auto Components 0.3%
BorgWarner, Inc.	20,081	592,791
Delphi Automotive PLC	25,592	1,602,059
Goodyear Tire & Rubber Co.	25,242	647,710
Johnson Controls, Inc. (a)	60,645	2,684,148
		5,526,708
Automobiles 0.5%
Ford Motor Co.	366,656	4,608,866
General Motors Co.	131,498	3,721,393
Harley-Davidson, Inc. (a)	16,994	769,828
		9,100,087
Distributors 0.1%
Genuine Parts Co.	13,981	1,415,576
LKQ Corp.*	28,628	907,508
		2,323,084
Diversified Consumer Services 0.0%
H&R Block, Inc.	21,027	483,621
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	41,162	1,819,360
Chipotle Mexican Grill, Inc.* (a)	2,741	1,103,965
Darden Restaurants, Inc.	10,761	681,602
Marriott International, Inc. "A" (a)	17,783	1,181,858
McDonald's Corp.	82,384	9,914,090
Royal Caribbean Cruises Ltd. (a)	15,711	1,054,994
Starbucks Corp.	137,474	7,852,515
Starwood Hotels & Resorts Worldwide, Inc.	15,779	1,166,857
Wyndham Worldwide Corp.	10,646	758,315
Wynn Resorts Ltd. (a)	7,612	689,952
Yum! Brands, Inc.	38,203	3,167,793
		29,391,301
Household Durables 0.5%
D.R. Horton, Inc.	30,701	966,468
Garmin Ltd.	11,331	480,661
Harman International Industries, Inc.	6,782	487,083
Leggett & Platt, Inc.	12,776	652,981
Lennar Corp. "A"	16,953	781,533
Mohawk Industries, Inc.*	5,932	1,125,656
Newell Brands, Inc.	42,682	2,073,065
PulteGroup, Inc.	29,798	580,763
Whirlpool Corp.	7,212	1,201,808
		8,350,018
Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	36,305	25,980,584
Expedia, Inc.	10,997	1,168,981
Netflix, Inc.*	40,287	3,685,455
The Priceline Group, Inc.*	4,658	5,815,094
TripAdvisor, Inc.*	10,637	683,959
		37,334,073
Leisure Products 0.1%
Hasbro, Inc.	10,555	886,514
Mattel, Inc.	31,747	993,364
		1,879,878
Media 2.7%
CBS Corp. "B"	38,952	2,120,547
Comcast Corp. "A"	226,862	14,789,134
Discovery Communications, Inc. "A"* (a)	13,715	346,030
Discovery Communications, Inc. "C"*	22,640	539,964
Interpublic Group of Companies, Inc.	37,614	868,883
News Corp. "A"	34,948	396,660
News Corp. "B"	10,214	119,197
Omnicom Group, Inc.	22,391	1,824,643
Scripps Networks Interactive "A"	8,927	555,884
TEGNA, Inc.	20,260	469,424
Time Warner, Inc.	73,864	5,431,959
Twenty-First Century Fox, Inc. "A"	102,799	2,780,713
Twenty-First Century Fox, Inc. "B"	40,889	1,114,225
Viacom, Inc. "B"	32,390	1,343,213
Walt Disney Co.	140,061	13,700,767
		46,401,243
Multiline Retail 0.6%
Dollar General Corp.	26,618	2,502,092
Dollar Tree, Inc.*	22,236	2,095,521
Kohl's Corp.	17,016	645,247
Macy's, Inc.	28,756	966,489
Nordstrom, Inc. (a)	12,187	463,715
Target Corp.	55,306	3,861,465
		10,534,529
Specialty Retail 2.5%
Advance Auto Parts, Inc.	6,837	1,105,064
AutoNation, Inc.* (a)	6,471	304,008
AutoZone, Inc.*	2,792	2,216,401
Bed Bath & Beyond, Inc.	14,429	623,621
Best Buy Co., Inc.	26,143	799,976
CarMax, Inc.* (a)	18,186	891,659
Foot Locker, Inc.	12,693	696,338
Home Depot, Inc.	116,749	14,907,680
L Brands, Inc.	23,813	1,598,567
Lowe's Companies, Inc.	83,157	6,583,540
O'Reilly Automotive, Inc.*	9,086	2,463,215
Ross Stores, Inc.	37,873	2,147,020
Signet Jewelers Ltd.	7,407	610,411
Staples, Inc.	60,501	521,519
The Gap, Inc. (a)	21,518	456,612
Tiffany & Co.	10,485	635,810
TJX Companies, Inc.	62,042	4,791,504
Tractor Supply Co.	12,515	1,141,118
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,849	1,425,050
Urban Outfitters, Inc.*	8,353	229,707
		44,148,820
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	25,776	1,050,114
Hanesbrands, Inc.	35,450	890,859
Michael Kors Holdings Ltd.*	16,642	823,446
NIKE, Inc. "B"	124,970	6,898,344
PVH Corp.	7,619	717,938
Ralph Lauren Corp.	5,253	470,774
Under Armour, Inc. "A"* (a)	17,187	689,714
Under Armour, Inc. "C"* (a)	17,309	630,047
VF Corp.	31,342	1,927,220
		14,098,456
Consumer Staples 10.3%
Beverages 2.3%
Brown-Forman Corp. "B"	9,558	953,506
Coca-Cola Co.	365,283	16,558,278
Constellation Brands, Inc. "A"	16,607	2,746,798
Dr. Pepper Snapple Group, Inc.	17,534	1,694,310
Molson Coors Brewing Co. "B"	17,201	1,739,537
Monster Beverage Corp.*	13,152	2,113,658
PepsiCo, Inc.	135,475	14,352,222
		40,158,309
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	41,119	6,457,328
CVS Health Corp.	100,803	9,650,879
Kroger Co.	89,500	3,292,705
Sysco Corp.	49,113	2,491,993
Wal-Mart Stores, Inc.	143,298	10,463,620
Walgreens Boots Alliance, Inc.	81,088	6,752,198
Whole Foods Market, Inc. (a)	30,146	965,275
		40,073,998
Food Products 1.8%
Archer-Daniels-Midland Co.	55,099	2,363,196
Campbell Soup Co. (a)	16,804	1,117,970
ConAgra Foods, Inc.	41,159	1,967,812
General Mills, Inc.	55,942	3,989,783
Hormel Foods Corp.	25,251	924,187
Kellogg Co.	23,595	1,926,532
Kraft Heinz Co.	55,942	4,949,748
McCormick & Co., Inc.	10,743	1,145,956
Mead Johnson Nutrition Co.	17,393	1,578,415
Mondelez International, Inc. "A"	145,715	6,631,490
The Hershey Co.	13,169	1,494,550
The JM Smucker Co.	11,157	1,700,438
Tyson Foods, Inc. "A"	28,224	1,885,081
		31,675,158
Household Products 2.0%
Church & Dwight Co., Inc.	12,144	1,249,496
Clorox Co.	12,102	1,674,796
Colgate-Palmolive Co.	83,829	6,136,283
Kimberly-Clark Corp.	33,731	4,637,338
Procter & Gamble Co.	249,772	21,148,195
		34,846,108
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	21,013	1,912,603
Tobacco 1.8%
Altria Group, Inc.	183,585	12,660,022
Philip Morris International, Inc.	145,577	14,808,092
Reynolds American, Inc.	77,868	4,199,421
		31,667,535
Energy 7.2%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	40,928	1,847,081
Diamond Offshore Drilling, Inc. (a)	6,373	155,055
FMC Technologies, Inc.*	21,584	575,645
Halliburton Co.	80,786	3,658,798
Helmerich & Payne, Inc. (a)	10,118	679,222
National Oilwell Varco, Inc.	35,565	1,196,762
Schlumberger Ltd.	130,289	10,303,254
Transocean Ltd. (a)	31,879	379,041
		18,794,858
Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp.	48,017	2,556,905
Apache Corp.	35,380	1,969,605
Cabot Oil & Gas Corp.	43,870	1,129,214
Chesapeake Energy Corp.* (a)	56,345	241,157
Chevron Corp.	176,841	18,538,242
Cimarex Energy Co.	8,810	1,051,209
Columbia Pipeline Group, Inc.	37,398	953,275
Concho Resources, Inc.*	12,245	1,460,461
ConocoPhillips	116,190	5,065,884
Devon Energy Corp.	49,148	1,781,615
EOG Resources, Inc.	51,735	4,315,734
EQT Corp.	16,215	1,255,527
Exxon Mobil Corp.	389,102	36,474,421
Hess Corp.	24,775	1,488,977
Kinder Morgan, Inc.	171,077	3,202,561
Marathon Oil Corp.	80,196	1,203,742
Marathon Petroleum Corp.	49,478	1,878,185
Murphy Oil Corp. (a)	14,811	470,249
Newfield Exploration Co.*	18,234	805,578
Noble Energy, Inc.	40,141	1,439,858
Occidental Petroleum Corp.	71,768	5,422,790
ONEOK, Inc.	19,908	944,635
Phillips 66	43,887	3,481,995
Pioneer Natural Resources Co.	15,425	2,332,414
Range Resources Corp.	16,221	699,774
Southwestern Energy Co.* (a)	43,383	545,758
Spectra Energy Corp.	64,147	2,349,705
Tesoro Corp.	11,155	835,733
Valero Energy Corp.	43,974	2,242,674
Williams Companies, Inc.	63,818	1,380,383
		107,518,260
Financials 15.4%
Banks 5.1%
Bank of America Corp.	963,365	12,783,853
BB&T Corp.	76,983	2,741,365
Citigroup, Inc.	275,599	11,682,642
Citizens Financial Group, Inc.	50,066	1,000,319
Comerica, Inc.	16,536	680,126
Fifth Third Bancorp.	71,897	1,264,668
Huntington Bancshares, Inc.	75,907	678,609
JPMorgan Chase & Co.	343,070	21,318,370
KeyCorp	78,309	865,314
M&T Bank Corp.	14,876	1,758,789
People's United Financial, Inc. (a)	29,041	425,741
PNC Financial Services Group, Inc.	46,845	3,812,715
Regions Financial Corp.	117,916	1,003,465
SunTrust Banks, Inc.	47,249	1,940,989
U.S. Bancorp.	151,998	6,130,079
Wells Fargo & Co.	433,563	20,520,537
Zions Bancorp.	19,193	482,320
		89,089,901
Capital Markets 1.7%
Affiliated Managers Group, Inc.*	4,974	700,190
Ameriprise Financial, Inc.	15,499	1,392,585
Bank of New York Mellon Corp.	101,142	3,929,367
BlackRock, Inc.	11,793	4,039,456
Charles Schwab Corp.	113,166	2,864,232
E*TRADE Financial Corp.*	25,758	605,055
Franklin Resources, Inc.	34,844	1,162,744
Invesco Ltd.	39,398	1,006,225
Legg Mason, Inc.	9,910	292,246
Morgan Stanley	141,758	3,682,873
Northern Trust Corp.	20,975	1,389,804
State Street Corp.	36,938	1,991,697
T. Rowe Price Group, Inc.	23,153	1,689,474
The Goldman Sachs Group, Inc.	36,243	5,384,985
		30,130,933
Consumer Finance 0.7%
American Express Co.	75,884	4,610,712
Capital One Financial Corp.	48,115	3,055,784
Discover Financial Services	38,702	2,074,040
Navient Corp.	30,451	363,889
Synchrony Financial*	77,924	1,969,919
		12,074,344
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. "B"*	175,817	25,456,544
CME Group, Inc.	31,893	3,106,378
Intercontinental Exchange, Inc.	11,212	2,869,824
Leucadia National Corp.	31,071	538,460
Moody's Corp. (a)	15,851	1,485,397
Nasdaq, Inc.	10,837	700,829
S&P Global, Inc.	24,792	2,659,190
		36,816,622
Insurance 2.6%
Aflac, Inc. (a)	38,827	2,801,756
Allstate Corp.	35,356	2,473,152
American International Group, Inc.	105,020	5,554,508
Aon PLC	24,843	2,713,601
Arthur J. Gallagher & Co.	16,548	787,685
Assurant, Inc.	5,758	496,973
Chubb Ltd.	43,569	5,694,904
Cincinnati Financial Corp.	13,746	1,029,438
Hartford Financial Services Group, Inc.	37,076	1,645,433
Lincoln National Corp.	22,555	874,457
Loews Corp.	24,818	1,019,772
Marsh & McLennan Companies, Inc.	49,088	3,360,565
MetLife, Inc.	103,136	4,107,907
Principal Financial Group, Inc.	25,383	1,043,495
Progressive Corp.	54,576	1,828,296
Prudential Financial, Inc.	41,363	2,950,836
The Travelers Companies, Inc.	27,555	3,280,147
Torchmark Corp.	10,382	641,815
Unum Group	22,572	717,564
Willis Towers Watson PLC	12,922	1,606,334
XL Group PLC	26,724	890,176
		45,518,814
Real Estate Investment Trusts 3.1%
American Tower Corp. (REIT)	39,869	4,529,517
Apartment Investment & Management Co. "A" (REIT)	14,778	652,596
AvalonBay Communities, Inc. (REIT)	12,964	2,338,576
Boston Properties, Inc. (REIT)	14,378	1,896,458
Crown Castle International Corp. (REIT)	31,625	3,207,724
Digital Realty Trust, Inc. (REIT) (a)	13,726	1,495,997
Equinix, Inc. (REIT)	6,514	2,525,673
Equity Residential (REIT)	34,536	2,378,840
Essex Property Trust, Inc. (REIT)	6,123	1,396,595
Extra Space Storage, Inc. (REIT)	11,702	1,082,903
Federal Realty Investment Trust (REIT)	6,579	1,089,153
General Growth Properties, Inc. (REIT)	54,489	1,624,862
HCP, Inc. (REIT)	44,154	1,562,169
Host Hotels & Resorts, Inc. (REIT)	70,394	1,141,087
Iron Mountain, Inc. (REIT)	22,334	889,563
Kimco Realty Corp. (REIT)	39,418	1,236,937
Prologis, Inc. (REIT)	49,123	2,408,992
Public Storage (REIT)	13,873	3,545,800
Realty Income Corp. (REIT)	24,173	1,676,639
Simon Property Group, Inc. (REIT)	29,055	6,302,029
SL Green Realty Corp. (REIT)	9,308	991,023
The Macerich Co. (REIT)	11,721	1,000,856
UDR, Inc. (REIT)	24,883	918,680
Ventas, Inc. (REIT)	31,797	2,315,458
Vornado Realty Trust (REIT)	16,598	1,661,792
Welltower, Inc. (REIT)	33,553	2,555,732
Weyerhaeuser Co. (REIT)	69,844	2,079,256
		54,504,907
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	27,436	726,505
Health Care 14.4%
Biotechnology 2.9%
AbbVie, Inc.	151,760	9,395,462
Alexion Pharmaceuticals, Inc.*	21,059	2,458,849
Amgen, Inc.	70,480	10,723,532
Biogen, Inc.*	20,552	4,969,885
Celgene Corp.*	72,673	7,167,738
Gilead Sciences, Inc.	124,969	10,424,914
Regeneron Pharmaceuticals, Inc.*	7,298	2,548,680
Vertex Pharmaceuticals, Inc.*	23,315	2,005,556
		49,694,616
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	137,708	5,413,302
Baxter International, Inc.	51,856	2,344,928
Becton, Dickinson & Co.	19,960	3,385,016
Boston Scientific Corp.*	127,328	2,975,655
C.R. Bard, Inc.	6,899	1,622,369
DENTSPLY SIRONA, Inc.	21,987	1,364,074
Edwards Lifesciences Corp.*	19,803	1,974,953
Hologic, Inc.*	22,806	789,088
Intuitive Surgical, Inc.*	3,571	2,361,895
Medtronic PLC	131,964	11,450,516
St. Jude Medical, Inc.	26,515	2,068,170
Stryker Corp.	29,512	3,536,423
Varian Medical Systems, Inc.* (a)	8,867	729,133
Zimmer Biomet Holdings, Inc.	18,696	2,250,625
		42,266,147
Health Care Providers & Services 2.7%
Aetna, Inc.	32,905	4,018,688
AmerisourceBergen Corp.	17,196	1,363,987
Anthem, Inc.	24,665	3,239,501
Cardinal Health, Inc.	30,463	2,376,419
Centene Corp.*	16,171	1,154,124
CIGNA Corp.	24,116	3,086,607
DaVita HealthCare Partners, Inc.*	15,464	1,195,676
Express Scripts Holding Co.*	59,506	4,510,555
HCA Holdings, Inc.*	28,222	2,173,376
Henry Schein, Inc.*	7,747	1,369,669
Humana, Inc.	14,009	2,519,939
Laboratory Corp. of America Holdings*	9,695	1,262,968
McKesson Corp.	21,107	3,939,621
Patterson Companies, Inc.	7,649	366,311
Quest Diagnostics, Inc.	13,188	1,073,635
UnitedHealth Group, Inc.	89,165	12,590,098
Universal Health Services, Inc. "B"	8,439	1,131,670
		47,372,844
Health Care Technology 0.1%
Cerner Corp.*	28,307	1,658,790
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	30,684	1,361,142
Illumina, Inc.*	13,742	1,929,102
PerkinElmer, Inc.	10,410	545,692
Thermo Fisher Scientific, Inc.	36,872	5,448,207
Waters Corp.*	7,533	1,059,516
		10,343,659
Pharmaceuticals 5.7%
Allergan PLC*	37,115	8,576,905
Bristol-Myers Squibb Co.	156,610	11,518,666
Eli Lilly & Co.	91,310	7,190,663
Endo International PLC*	19,749	307,887
Johnson & Johnson	258,141	31,312,503
Mallinckrodt PLC*	10,119	615,033
Merck & Co., Inc.	259,823	14,968,403
Mylan NV*	40,050	1,731,762
Perrigo Co. PLC	13,427	1,217,426
Pfizer, Inc.	569,004	20,034,631
Zoetis, Inc.	42,744	2,028,630
		99,502,509
Industrials 10.0%
Aerospace & Defense 2.6%
Boeing Co.	56,197	7,298,304
General Dynamics Corp.	26,978	3,756,417
Honeywell International, Inc.	71,533	8,320,718
L-3 Communications Holdings, Inc.	7,282	1,068,197
Lockheed Martin Corp.	24,546	6,091,581
Northrop Grumman Corp.	16,908	3,758,310
Raytheon Co.	27,942	3,798,715
Rockwell Collins, Inc.	12,257	1,043,561
Textron, Inc.	24,979	913,232
TransDigm Group, Inc.*	4,930	1,299,992
United Technologies Corp.	73,056	7,491,893
		44,840,920
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	13,286	986,485
Expeditors International of Washington, Inc.	16,920	829,757
FedEx Corp.	23,442	3,558,027
United Parcel Service, Inc. "B" (a)	64,885	6,989,412
		12,363,681
Airlines 0.5%
Alaska Air Group, Inc.	11,659	679,603
American Airlines Group, Inc.	54,682	1,548,047
Delta Air Lines, Inc.	72,118	2,627,259
Southwest Airlines Co.	59,648	2,338,798
United Continental Holdings, Inc.*	31,488	1,292,268
		8,485,975
Building Products 0.1%
Allegion PLC	8,829	612,998
Fortune Brands Home & Security, Inc.	14,392	834,304
Masco Corp.	31,594	977,518
		2,424,820
Commercial Services & Supplies 0.4%
Cintas Corp.	8,266	811,143
Pitney Bowes, Inc.	18,051	321,308
Republic Services, Inc.	22,147	1,136,362
Stericycle, Inc.*	7,943	827,025
Tyco International PLC	39,709	1,691,603
Waste Management, Inc.	38,754	2,568,228
		7,355,669
Construction & Engineering 0.1%
Fluor Corp.	13,241	652,517
Jacobs Engineering Group, Inc.*	11,452	570,424
Quanta Services, Inc.*	14,527	335,864
		1,558,805
Electrical Equipment 0.5%
Acuity Brands, Inc.	4,076	1,010,685
AMETEK, Inc.	21,985	1,016,367
Eaton Corp. PLC	42,932	2,564,328
Emerson Electric Co.	60,170	3,138,467
Rockwell Automation, Inc.	12,209	1,401,837
		9,131,684
Industrial Conglomerates 2.6%
3M Co. (a)	56,942	9,971,683
Danaher Corp.	56,308	5,687,108
General Electric Co.	863,027	27,168,090
Roper Technologies, Inc.	9,452	1,612,133
		44,439,014
Machinery 1.2%
Caterpillar, Inc.	54,833	4,156,890
Cummins, Inc.	14,891	1,674,344
Deere & Co. (a)	28,012	2,270,092
Dover Corp.	14,683	1,017,826
Flowserve Corp.	12,243	553,016
Illinois Tool Works, Inc.	30,356	3,161,881
Ingersoll-Rand PLC	24,366	1,551,627
PACCAR, Inc.	32,865	1,704,708
Parker-Hannifin Corp.	12,642	1,365,968
Pentair PLC	16,988	990,231
Snap-on, Inc.	5,384	849,703
Stanley Black & Decker, Inc.	14,016	1,558,859
Xylem, Inc.	16,596	741,011
		21,596,156
Professional Services 0.3%
Dun & Bradstreet Corp.	3,314	403,778
Equifax, Inc.	11,257	1,445,399
Nielsen Holdings PLC	33,864	1,759,912
Robert Half International, Inc.	12,454	475,245
Verisk Analytics, Inc.*	14,379	1,165,849
		5,250,183
Road & Rail 0.8%
CSX Corp.	90,082	2,349,339
J.B. Hunt Transport Services, Inc.	8,311	672,609
Kansas City Southern	10,215	920,269
Norfolk Southern Corp.	27,881	2,373,510
Ryder System, Inc.	4,922	300,931
Union Pacific Corp.	78,841	6,878,877
		13,495,535
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	26,917	1,194,846
United Rentals, Inc.*	8,296	556,661
W.W. Grainger, Inc. (a)	5,304	1,205,334
		2,956,841
Information Technology 19.3%
Communications Equipment 1.0%
Cisco Systems, Inc.	471,914	13,539,213
F5 Networks, Inc.*	6,276	714,460
Harris Corp.	11,868	990,266
Juniper Networks, Inc.	33,223	747,185
Motorola Solutions, Inc.	14,823	977,873
		16,968,997
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. "A"	28,819	1,652,193
Corning, Inc.	100,976	2,067,988
FLIR Systems, Inc.	12,750	394,613
TE Connectivity Ltd.	33,618	1,919,924
		6,034,718
Internet Software & Services 4.0%
Akamai Technologies, Inc.*	16,687	933,304
Alphabet, Inc. "A"*	27,552	19,383,658
Alphabet, Inc. "C"*	27,710	19,178,091
eBay, Inc.*	99,095	2,319,814
Facebook, Inc. "A"*	216,931	24,790,875
VeriSign, Inc.* (a)	8,983	776,670
Yahoo!, Inc.*	82,105	3,083,864
		70,466,276
IT Services 3.6%
Accenture PLC "A"	58,478	6,624,973
Alliance Data Systems Corp.*	5,528	1,083,046
Automatic Data Processing, Inc.	42,749	3,927,351
Cognizant Technology Solutions Corp. "A"*	56,940	3,259,246
CSRA, Inc.	13,052	305,808
Fidelity National Information Services, Inc.	26,168	1,928,058
Fiserv, Inc.*	20,846	2,266,586
Global Payments, Inc.	14,361	1,025,088
International Business Machines Corp.	82,877	12,579,071
MasterCard, Inc. "A"	91,119	8,023,939
Paychex, Inc.	29,981	1,783,869
PayPal Holdings, Inc.*	103,329	3,772,542
Teradata Corp.*	12,579	315,355
Total System Services, Inc.	15,760	837,014
Visa, Inc. "A"	178,731	13,256,478
Western Union Co. (a)	46,011	882,491
Xerox Corp.	88,538	840,226
		62,711,141
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	28,934	1,638,822
Applied Materials, Inc.	102,202	2,449,782
Broadcom Ltd.	34,833	5,413,048
First Solar, Inc.*	7,132	345,759
Intel Corp.	443,218	14,537,551
KLA-Tencor Corp.	14,449	1,058,389
Lam Research Corp. (a)	14,870	1,249,972
Linear Technology Corp.	22,253	1,035,432
Microchip Technology, Inc. (a)	20,327	1,031,799
Micron Technology, Inc.*	96,509	1,327,964
NVIDIA Corp.	47,829	2,248,441
Qorvo, Inc.*	11,796	651,847
QUALCOMM, Inc.	137,884	7,386,446
Skyworks Solutions, Inc.	17,757	1,123,663
Texas Instruments, Inc.	94,504	5,920,676
Xilinx, Inc. (a)	23,794	1,097,617
		48,517,208
Software 4.1%
Activision Blizzard, Inc.	48,074	1,905,173
Adobe Systems, Inc.*	46,867	4,489,390
Autodesk, Inc.*	21,073	1,140,892
CA, Inc.	28,088	922,129
Citrix Systems, Inc.*	14,693	1,176,762
Electronic Arts, Inc.*	28,292	2,143,402
Intuit, Inc.	24,004	2,679,087
Microsoft Corp.	737,545	37,740,178
Oracle Corp. (a)	291,953	11,949,636
Red Hat, Inc.*	17,017	1,235,434
salesforce.com, Inc.*	59,729	4,743,080
Symantec Corp.	57,997	1,191,258
		71,316,421
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	513,990	49,137,444
EMC Corp.	183,203	4,977,625
Hewlett Packard Enterprise Co.	155,892	2,848,147
HP, Inc.	161,481	2,026,587
NetApp, Inc.	26,704	656,651
Seagate Technology PLC (a)	28,229	687,658
Western Digital Corp.	26,495	1,252,154
		61,586,266
Materials 2.8%
Chemicals 2.0%
Air Products & Chemicals, Inc.	18,325	2,602,883
Albemarle Corp.	10,539	835,848
CF Industries Holdings, Inc.	21,744	524,030
Dow Chemical Co.	105,389	5,238,887
E.I. du Pont de Nemours & Co.	81,976	5,312,045
Eastman Chemical Co.	14,126	959,155
Ecolab, Inc.	24,706	2,930,132
FMC Corp.	12,524	579,987
International Flavors & Fragrances, Inc. (a)	7,518	947,794
LyondellBasell Industries NV "A"	32,008	2,382,035
Monsanto Co.	40,939	4,233,502
PPG Industries, Inc.	24,951	2,598,647
Praxair, Inc.	26,871	3,020,032
The Mosaic Co.	32,623	854,070
The Sherwin-Williams Co.	7,332	2,153,189
		35,172,236
Construction Materials 0.2%
Martin Marietta Materials, Inc.	5,942	1,140,864
Vulcan Materials Co. (a)	12,617	1,518,582
		2,659,446
Containers & Packaging 0.3%
Avery Dennison Corp.	8,342	623,564
Ball Corp.	16,320	1,179,773
International Paper Co.	38,418	1,628,155
Owens-Illinois, Inc.*	14,751	265,666
Sealed Air Corp.	18,358	843,917
WestRock Co.	23,637	918,770
		5,459,845
Metals & Mining 0.3%
Alcoa, Inc. (a)	122,623	1,136,715
Freeport-McMoRan, Inc. (a)	118,552	1,320,669
Newmont Mining Corp.	49,501	1,936,479
Nucor Corp.	29,841	1,474,444
		5,868,307
Telecommunication Services 2.9%
Diversified Telecommunication Services
AT&T, Inc.	577,741	24,964,189
CenturyLink, Inc.	50,871	1,475,768
Frontier Communications Corp. (a)	108,538	536,178
Level 3 Communications, Inc.*	27,376	1,409,590
Verizon Communications, Inc.	382,534	21,360,698
		49,746,423
Utilities 3.6%
Electric Utilities 2.2%
Alliant Energy Corp.	21,317	846,285
American Electric Power Co., Inc.	45,927	3,219,023
Duke Energy Corp.	64,700	5,550,613
Edison International	30,482	2,367,537
Entergy Corp.	16,891	1,374,083
Eversource Energy	29,697	1,778,850
Exelon Corp.	86,761	3,154,630
FirstEnergy Corp.	40,100	1,399,891
NextEra Energy, Inc.	43,301	5,646,450
PG&E Corp.	46,548	2,975,348
Pinnacle West Capital Corp.	10,519	852,670
PPL Corp.	63,731	2,405,845
Southern Co.	88,085	4,723,999
Xcel Energy, Inc.	47,498	2,126,961
		38,422,185
Gas Utilities 0.0%
AGL Resources, Inc.	11,387	751,201
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	62,417	778,964
NRG Energy, Inc.	28,907	433,316
		1,212,280
Multi-Utilities 1.2%
Ameren Corp.	22,728	1,217,766
CenterPoint Energy, Inc.	40,776	978,624
CMS Energy Corp.	26,409	1,211,117
Consolidated Edison, Inc.	28,540	2,295,758
Dominion Resources, Inc. (a)	57,854	4,508,562
DTE Energy Co.	16,828	1,667,991
NiSource, Inc.	29,773	789,580
Public Service Enterprise Group, Inc.	47,394	2,209,034
SCANA Corp.	13,291	1,005,597
Sempra Energy	22,283	2,540,708
TECO Energy, Inc.	21,678	599,180
WEC Energy Group, Inc.	29,553	1,929,811
		20,953,728
Water Utilities 0.1%
American Water Works Co., Inc.	16,692	1,410,641
Total Common Stocks (Cost $796,674,962)		1,709,075,840

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.3%**, 9/15/2016 (b) (Cost $2,213,597)	2,215,000	2,214,047

	Shares	Value ($)

Securities Lending Collateral 1.9%
Daily Assets Fund "Capital Shares", 0.51% (c) (d) (Cost $32,964,511)	32,964,511	32,964,511

Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 0.44% (c) (Cost $34,295,570)	34,295,570	34,295,570

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $866,148,640)†	101.9	1,778,549,968
Other Assets and Liabilities, Net	(1.9)	(32,797,295)
Net Assets	100.0	1,745,752,673

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $926,089,191. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $852,460,777. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $949,154,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $96,694,064.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $32,759,644, which is 1.9% of net assets.

(b) At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/16/2016	327	34,174,770	107,486

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 1,709,075,840	$ —	$ —	$ 1,709,075,840
Government & Agency Obligation	—	2,214,047	—	2,214,047
Short-Term Investments (e)	67,260,081	—	—	67,260,081
Derivatives (f)
Futures Contracts	107,486	—	—	107,486
Total	$ 1,776,443,407	$ 2,214,047	$ —	$ 1,778,657,454

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $798,888,559) — including $32,759,644 of securities loaned	$ 1,711,289,887
Investment in Daily Assets Fund (cost $32,964,511)*	32,964,511
Investment in Deutsche Central Cash Management Government Fund (cost $34,295,570)	34,295,570
Total investments in securities, at value (cost $866,148,640)	1,778,549,968
Cash	18,915
Dividends receivable	1,920,814
Interest receivable	25,247
Receivable for variation margin on futures contracts	388,439
Other assets	11,632
Total assets	1,780,915,015
Liabilities
Payable upon return of securities loaned	32,964,511
Payable for investments purchased	1,971,262
Accrued management fee	71,424
Accrued Trustees' fees	4,591
Other accrued expenses and payables	150,554
Total liabilities	35,162,342
Net assets, at value	$ 1,745,752,673

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $61,479)	$ 19,068,280
Interest	1,961
Income distributions — Deutsche Central Cash Management Government Fund	50,364
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	95,522
Total income	19,216,127
Expenses: Management fee	422,509
Administration fee	253,505
Custodian fee	22,843
Professional fees	55,078
Reports to shareholders	2,608
Trustees' fees and expenses	35,000
Other	34,432
Total expenses	825,975
Net investment income (loss)	18,390,152
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	39,563,394
Futures	1,017,450
40,580,844
Change in net unrealized appreciation (depreciation) on: Investments	4,507,947
Futures	(127,653)
4,380,294
Net gain (loss)	44,961,138
Net increase (decrease) in net assets resulting from operations	$ 63,351,290

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income (loss)	$ 18,390,152	$ 37,161,281
Net realized gain (loss)	40,580,844	83,367,618
Change in net unrealized appreciation (depreciation)	4,380,294	(93,609,321)
Net increase (decrease) in net assets resulting from operations	63,351,290	26,919,578
Capital transactions in shares of beneficial interest: Proceeds from capital invested	41,047,449	344,866,466
Value of capital withdrawn	(124,011,166)	(510,374,213)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(82,963,717)	(165,507,747)
Increase (decrease) in net assets	(19,612,427)	(138,588,169)
Net assets at beginning of period	1,765,365,100	1,903,953,269
Net assets at end of period	$ 1,745,752,673	$ 1,765,365,100

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,746	1,765	1,904	2,018	2,100	2,101
Ratio of expenses (%)	.10*	.10	.10	.10	.09	.10
Ratio of net investment income (%)	2.18*	2.00	1.95	2.01	2.24	1.99
Portfolio turnover rate (%)	2**	3	2	3[b]	4	3
Total investment return (%)[a]	3.74**	1.33	13.50	32.14	15.87	2.09

[a] Total investment return for the Portfolio was derived from the performance of the Institutional Class of Deutsche Equity 500 Index Fund.

[b] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated Deutsche feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2016, Deutsche S&P 500 Index Fund and Deutsche Equity 500 Index Fund owned approximately 51% and 49%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of the Security Lending Agreement. The Portfolio retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Portfolio invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2016, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2016 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $29,849,000 to $35,416,000.

The following table summarizes the value of the Portfolio's derivative instruments held as of June 30, 2016 presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$ 107,486
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 1,017,450
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (127,653)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $38,875,410 and $94,271,322, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursments) of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $253,505, of which $42,854 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2016, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $1,033, of which $898 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio's assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2016.

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche S&P 500 Index Fund (the "Fund"), a series of the Deutsche Institutional Funds, invests substantially all of its assets in Deutsche Equity 500 Index Portfolio (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA"), and the sub-advisory agreement (the "Sub-Advisory Agreement") between DIMA and Northern Trust Investments, Inc. ("NTI"), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement" and together with the Portfolio Agreement and the Sub-Advisory Agreement, the "Agreements") in September 2015. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Portfolio’s and the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were equal to the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S
Nasdaq Symbol	SXPAX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 882	25159R 874
Fund Number	1001	1301	2301

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche S&P 500 Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2016